UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1. Reports to Shareholders.

Brookfield Investment Management

IN PROFILE

Brookfield Asset Management Inc. is a global alternative asset manager with over $183 billion in assets under management as of June 30, 2013. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.

Brookfield’s public market activities are conducted by Brookfield Investment Management, a registered investment adviser. These activities complement Brookfield’s core competencies and include global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield Investment Management maintains offices and investment teams in Toronto, Chicago, Boston and London and has over $10 billion of assets under management as of June 30, 2013.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2013. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Real Estate Fund (the “Real Estate Fund”), Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), and Brookfield High Yield Fund (the “High Yield Fund”) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2013.

Global capital market performance during the first half of 2013 was quite volatile, as positive performance in the beginning of the year was followed by a period of enhanced investor anxiety. Overall confidence was buoyed in the first quarter by ongoing global liquidity, continued signs of stabilization and modest growth within the U.S. economy. However, investor sentiment reversed significantly following indications the Federal Reserve may begin to taper monetary stimulus later this year, causing interest rates to spike and capital markets to falter. Importantly, we believe the Federal Reserve will only reduce stimulus to the extent the economy is faring well and will continue to provide sufficient accommodation as needed. We also note that despite the recent increase in interest rates, yields remain near historic lows and remain supportive of economic growth.

Within this environment, demand for income-producing asset classes was shaped by broader capital market volatility, as positive sentiment in the beginning of the year turned more uncertain following the back-up in interest rates. However, fundamentals of these asset classes generally continued to improve, reflecting the ongoing recovery of many developed economies. In particular, real estate and infrastructure assets generally experienced improving demand profiles, benefiting the companies in which we invest. Similarly, corporate credit conditions among high yield borrowers remained very healthy, supporting the cash flow streams underlying these investments.

Moving forward, we anticipate continued volatility in the short term, leading to a period of normalizing interest rates and economic growth in the medium term. In this environment, we believe our fundamental, bottom-up approach to investing will be well-suited to identify attractive investment opportunities.

We maintain our positive outlook for real estate and infrastructure equities, particularly those companies with leverage to an improving economic climate. Additionally, recent market volatility has resulted in compelling valuation levels for select opportunities, which may lead to attractive return potential. We also anticipate real estate and infrastructure equities to benefit from increasing demand for Real Assets, as investors recognize the potential portfolio benefits of increased allocations to the asset class.

Furthermore, we remain positively disposed toward high yield investments. We believe recent volatility has restored value to the market while robust corporate cash flows and solid credit should continue to provide a positive fundamental backdrop. We acknowledge potential challenges to future performance, from uncertain global monetary policy actions and volatile investor sentiment to low nominal yields and above par pricing in the high yield market. However, yield spreads remain attractive and corporate earnings are generally positive, suggesting high yield bonds could continue to offer a compelling source of current yield.

In addition to performance information, this report provides the Funds’ unaudited financial statements and schedules of investments as of June 30, 2013.

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.

Sincerely,

Kim G. Redding

President

2013 Semi-Annual Report    1

LETTER TO SHAREHOLDERS (continued)

These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2013 and subject to change based on subsequent developments.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in infrastructure entities involve greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investing is small and mid-cap companies involve additional risks such as limited liquidity and greater volatility. Investments in MLPs could involve certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Using derivatives exposes the Funds to additional risks, may increase the volatility of the Fund’s net asset value and may not provide the result intended.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pre-tax income.

2    Brookfield Investment Management Inc.

ABOUT YOUR FUND’S EXPENSES (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Fund Return

The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitles “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses, which is not the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and the other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.

				Expenses
		Beginning		Paid During
	Annualized	Account	Ending	Period
	Expense	Value	Account Value	(01/01/13 -
	Ratio	(01/01/13)	(06/30/13)	06/30/13) (1)
REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000	$1,017	$6.00
Class C Shares	1.95%	1,000	1,012	9.73
Class Y Shares	0.95%	1,000	1,018	4.75
Class I Shares	0.95%	1,000	1,018	4.75
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000	1,019	6.01
Class C Shares	1.95%	1,000	1,015	9.74
Class Y Shares	0.95%	1,000	1,020	4.76
Class I Shares	0.95%	1,000	1,020	4.76

2013 Semi-Annual Report    3

ABOUT YOUR FUND’S EXPENSES (Unaudited)

				Expenses
		Beginning		Paid During
	Annualized	Account	Ending	Period
	Expense	Value	Account Value	(01/01/13 -
	Ratio	(01/01/13)	(06/30/13)	06/30/13) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000	$1,084	$6.98
Class C Shares	2.10%	1,000	1,080	10.83
Class Y Shares	1.10%	1,000	1,085	5.69
Class I Shares	1.10%	1,000	1,085	5.69
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000	1,018	6.76
Class C Shares	2.10%	1,000	1,014	10.49
Class Y Shares	1.10%	1,000	1,019	5.51
Class I Shares	1.10%	1,000	1,019	5.51
HIGH YIELD FUND
Actual
Class A Shares	1.10%	$1,000	$1,009	$5.48
Class C Shares	1.85%	1,000	1,005	9.20
Class Y Shares	0.85%	1,000	1,010	4.24
Class I Shares	0.85%	1,000	1,010	4.24
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.10%	1,000	1,019	5.51
Class C Shares	1.85%	1,000	1,016	9.25
Class Y Shares	0.85%	1,000	1,021	4.26
Class I Shares	0.85%	1,000	1,021	4.26

(1)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).

4    Brookfield Investment Management Inc.

FUND PERFORMANCE (Unaudited)

All Periods Ended June 30, 2013

Average Annual Total Returns	Six Months	One Year	Since Inception
GLOBAL LISTED REAL ESTATE FUND
Class A Shares	(3.15)%	11.35%	9.57%[3]
(excluding sales charge)	1.70%	16.94%	14.26%[3]
Class C Shares	0.24%	15.11%	13.40%[3]
(excluding sales charge)	1.24%	16.11%	13.40%[3]
FTSE EPRA/NAREIT Developed Index[6]	2.40%	14.27%	11.89%[4]
Class Y Shares	1.79%	17.18%	21.49%[1]
Class I Shares	1.79%	17.19%	21.43%[1]
FTSE EPRA/NAREIT Developed Index[6]	2.40%	14.27%	19.72%[4]
GLOBAL LISTED INFRASTRUCTURE FUND
Class A Shares	3.26%	13.32%	13.44%[2]
(excluding sales charge)	8.42%	18.98%	17.20%[2]
Dow Jones Brookfield Global Infrastructure Composite Index[5]	8.56%	17.60%	15.25%[4]
Class C Shares	7.03%	16.95%	13.31%[3]
(excluding sales charge)	8.03%	17.95%	13.31%[3]
Dow Jones Brookfield Global Infrastructure Composite Index[5]	8.56%	17.60%	13.43%[4]
Class Y Shares	8.50%	19.16%	17.46%[1]
Class I Shares	8.50%	19.14%	17.52%[1]
Dow Jones Brookfield Global Infrastructure Composite Index[5]	8.56%	17.60%	16.42%[4]
HIGH YIELD FUND
Class A Shares	(3.85)%	1.63%	1.54%[3]
(excluding sales charge)	0.94%	6.70%	5.83%[3]
Class C Shares	(0.47)%	4.80%	4.96%[3]
(excluding sales charge)	0.51%	5.80%	4.96%[3]
BofA Merrill Lynch U.S. High Yield Master II Index[7]	1.50%	9.57%	8.88%[4]
Class Y Shares	1.03%	6.92%	7.76%[1]
Class I Shares	1.03%	6.92%	7.76%[1]
BofA Merrill Lynch U.S. High Yield Master II Index[7]	1.50%	9.57%	12.34%[4]

[1]	Operations commenced for these Classes on December 1, 2011.
[2]	Operations commenced for these Classes on December 29, 2011.
[3]	Operations commenced for these Classes on April 30, 2012.
[4]	Returns for all indices listed are shown for the corresponding period for the classes preceding the index as listed in footnotes 1-3.
[5]

The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by Dow Jones Indexes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

[6]

The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million market cap minimum and liquidity of €25 million. The Index is unmanaged and, unlike the Fund is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

[7]

The BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling

2013 Semi-Annual Report    5

FUND PERFORMANCE (Unaudited)

All Periods Ended June 30, 2013

855.244.4859. Each Fund imposes a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower.

For Class A and Class C performance shown including sales charge reflects the maximum sales charge of 4.75%. Performance data excluding sales charge does not reflect the deduction of the sales charge and if reflected, the sales charge or fee would reduce the performance quoted.

Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.

A fund’s short-term performance, particularly at its inception, is often not an accurate measure of how the fund would have performed over a longer period. Potential investors should not make an investment decision solely on a fund’s historical returns.

6    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Portfolio Characteristics (Unaudited)

June 30, 2013

Percent of
Net Assets
ASSET ALLOCATION BY GEOGRAPHY
United States	44.6%
Japan	14.9%
Australia	11.3%
Hong Kong	5.4%
United Kingdom	4.4%
Germany	3.7%
France	2.9%
Netherlands	2.3%
Norway	1.8%
Russia	1.8%
Belgium	1.5%
Austria	1.4%
Singapore	1.0%
Italy	0.9%
Other Assets in Excess of Liabilities	2.1%

Total	100.0%

ASSET ALLOCATION BY SECTOR
Office	20.1%
Diversified	19.4%
Residential	13.9%
Retail	13.2%
Self Storage	5.2%
Regional Malls	4.9%
Hotel	4.4%
Mixed	3.8%
Healthcare	3.0%
Developer - Diversified	2.4%
Real Estate Operator/Developer	2.3%
Diversified Real Estate/Land	2.2%
Manufactured Homes	1.1%
Timber	1.0%
Industrial	1.0%
Other Assets in Excess of Liabilities	2.1%

Total	100.0%

TOP TEN HOLDINGS
Mitsubishi Estate Company Ltd.	6.5%
Equity Residential	6.0%
Mitsui Fudosan Company Ltd.	5.1%
Simon Property Group, Inc.	4.9%
Dexus Property Group	3.3%
Sun Hung Kai Properties Ltd.	3.0%
Westfield Retail Trust	3.0%
Unibail-Rodamco SE	2.9%
Iron Mountain, Inc.	2.8%
SL Green Realty Corp.	2.6%

2013 Semi-Annual Report    7

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS – 97.9%
AUSTRALIA – 11.3%
Diversified – 5.2%
Dexus Property Group [1]	2,630,600	$2,565,368
Mirvac Group [1]	987,200	1,445,264

Total Diversified		4,010,632

Retail – 6.1%
Stockland [1]	229,300	729,605
Westfield Group [1]	162,400	1,700,924
Westfield Retail Trust [1]	807,700	2,284,256

Total Retail		4,714,785

Total AUSTRALIA		8,725,417

AUSTRIA – 1.4%
Residential – 1.4%
Conwert Immobilien Invest SE [1]	106,600	1,054,179

Total AUSTRIA		1,054,179

BELGIUM – 1.5%
Office – 1.5%
Befimmo [1]	18,000	1,137,676

Total BELGIUM		1,137,676

FRANCE – 2.9%
Diversified – 2.9%
Unibail-Rodamco SE [1]	9,500	2,212,588

Total FRANCE		2,212,588

GERMANY – 3.7%
Mixed – 0.9%
DIC Asset AG [1]	72,000	715,326

Office – 1.8%
Alstria Office REIT - AG [1]	129,800	1,419,376

Real Estate Operator/Developer – 1.0%
TAG Immobilien AG [1]	68,300	744,419

Total GERMANY		2,879,121

HONG KONG – 5.4%
Developer - Diversified – 2.4%
Kerry Properties Ltd. [1]	295,700	1,152,769
Sunac China Holdings Ltd. [1]	1,025,800	668,801

Total Developer - Diversified		1,821,570

Diversified – 3.0%
Sun Hung Kai Properties Ltd. [1]	182,651	2,345,612

Total HONG KONG		4,167,182

See Notes to Financial Statements.

8    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
ITALY – 0.9%
Office – 0.9%
Beni Stabili SpA [1]	1,182,900	$729,143

Total ITALY		729,143

JAPAN – 14.9%
Diversified – 5.1%
Mitsui Fudosan Company Ltd. [1]	135,400	3,980,767

Diversified Real Estate/Land – 2.2%
GLP J-Reit [1]	1,743	1,702,576

Office – 6.5%
Mitsubishi Estate Company Ltd. [1]	187,855	5,001,429

Retail – 1.1%
Aeon Mall Company Ltd. [1]	34,600	858,356

Total JAPAN		11,543,128

NETHERLANDS – 2.3%
Retail – 2.3%
Corio NV [1]	44,800	1,782,950

Total NETHERLANDS		1,782,950

NORWAY – 1.8%
Diversified – 1.8%
Norwegian Property ASA [1]	1,103,636	1,400,039

Total NORWAY		1,400,039

RUSSIA – 1.8%
Retail – 1.8%
Atrium European Real Estate Ltd [1]	267,900	1,393,314

Total RUSSIA		1,393,314

SINGAPORE – 1.0%
Industrial – 1.0%
Global Logistic Properties Ltd. [1]	363,600	786,492

Total SINGAPORE		786,492

UNITED KINGDOM – 4.4%
Diversified – 1.4%
Safestore Holdings PLC [1]	574,300	1,085,307

Office – 1.1%
Great Portland Estates PLC [1]	107,300	865,977

Retail – 1.9%
Hammerson PLC [1]	196,300	1,455,510

Total UNITED KINGDOM		3,406,794

UNITED STATES – 44.6%
Healthcare – 3.0%
Brookdale Senior Living, Inc. [2]	41,698	1,102,495

See Notes to Financial Statements.

2013 Semi-Annual Report    9

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
Ventas, Inc.	16,900	$1,173,874

Total Healthcare		2,276,369

Hotel – 4.4%
DiamondRock Hospitality Co.	80,036	745,935
Host Hotels & Resorts Inc.	113,800	1,919,806
Starwood Hotels & Resorts Worldwide, Inc.	11,800	745,642

Total Hotel		3,411,383

Manufactured Homes – 1.1%
Equity Lifestyle Properties, Inc.	10,700	840,913

Mixed – 2.9%
Liberty Property Trust	39,600	1,463,616
PS Business Parks, Inc.	10,600	765,002

Total Mixed		2,228,618

Office – 8.3%
Brandywine Realty Trust	70,932	959,001
Digital Realty Trust, Inc.	13,300	811,300
Douglas Emmett, Inc.	44,300	1,105,285
Highwoods Properties, Inc.	44,400	1,581,084
SL Green Realty Corp.	22,400	1,975,456

Total Office		6,432,126

Real Estate Operator/Developer – 1.3%
DuPont Fabros Technology, Inc.	41,800	1,009,470

Regional Malls – 4.9%
Simon Property Group, Inc.	23,700	3,742,704

Residential – 12.5%
AvalonBay Communities, Inc.	8,500	1,146,735
BRE Properties, Inc.	31,500	1,575,630
Equity Residential	79,200	4,598,352
Essex Property Trust, Inc.	9,800	1,557,416
UDR, Inc.	30,300	772,347

Total Residential		9,650,480

Self Storage – 5.2%
Iron Mountain, Inc.	81,485	2,168,316
Public Storage	12,200	1,870,626

Total Self Storage		4,038,942

See Notes to Financial Statements.

10    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
Timber – 1.0%
Rayonier, Inc.	14,400	$797,616

Total UNITED STATES		34,428,621

Total COMMON STOCKS (Cost $76,407,051)		75,646,644

Total Investments – 97.9% (Cost $76,407,051)		75,646,644
Other Assets in Excess of Liabilities – 2.1%		1,633,398

TOTAL NET ASSETS – 100.0%		$77,280,042

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	—	Foreign security or a U.S. security of a foreign company.
2	—	Non-income producing security.

See Notes to Financial Statements.

2013 Semi-Annual Report    11

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Portfolio Characteristics (Unaudited)

June 30, 2013

Percent of
Net Assets
ASSET ALLOCATION BY GEOGRAPHY
United States	54.4%
Canada	14.8%
United Kingdom	5.5%
Hong Kong	4.2%
China	3.1%
Brazil	2.9%
Spain	2.8%
Italy	2.4%
Switzerland	1.5%
Netherlands	1.3%
Germany	1.0%
France	0.9%
Mexico	0.5%
Australia	0.5%
Other Assets in Excess of Liabilities	4.2%

Total	100.0%

ASSET ALLOCATION BY SECTOR
Oil & Gas Storage & Transportation	57.5%
Infrastructure - Communications	10.8%
Transmission & Distribution	7.7%
Rail	5.3%
Toll Roads	4.5%
Water	3.6%
Infrastructure - Diversified	3.0%
Airports	2.5%
Ports	0.9%
Other Assets in Excess of Liabilities	4.2%

Total	100.0%

TOP TEN HOLDINGS
TransCanada Corp.	5.1%
Spectra Energy Corp.	5.1%
American Tower Corp.	5.0%
Enbridge, Inc.	4.8%
Sempra Energy	4.0%
The Williams Companies, Inc.	3.8%
Crown Castle International Corp.	3.6%
National Grid PLC	3.4%
Union Pacific Corp.	2.9%
Hong Kong & China Gas Company Ltd.	2.9%

12    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS – 95.8%
AUSTRALIA – 0.5%
Transmission & Distribution – 0.5%
Spark Infrastructure Group [1]	838,600	$1,329,848

Total AUSTRALIA		1,329,848

BRAZIL – 2.9%
Toll Roads – 1.1%
CCR SA [1]	385,800	3,070,701

Transmission & Distribution – 1.8%
Alupar Investimento SA [1,2]	307,500	2,611,479
Transmissora Alianca de Energia Eletrica SA [1]	229,300	2,224,817

Total Transmission & Distribution		4,836,296

Total BRAZIL		7,906,997

CANADA – 14.8%
Oil & Gas Storage & Transportation – 12.8%
Enbridge, Inc. [1]	313,000	13,157,488
Keyera Corp. [1]	74,300	3,995,824
Pembina Pipeline Corp. [1]	131,400	4,020,587
TransCanada Corp. [1]	324,600	13,975,362

Total Oil & Gas Storage & Transportation		35,149,261

Rail – 2.0%
Canadian National Railway Co. [1]	54,700	5,325,930

Total CANADA		40,475,191

CHINA – 3.1%
Oil & Gas Storage & Transportation – 1.9%
Beijing Enterprises Holdings Ltd. [1]	712,200	5,129,885

Toll Roads – 1.2%
Anhui Expressway Co. [1]	1,235,300	587,718
Jiangsu Expressway Company Ltd. [1]	1,052,300	1,084,603
Sichuan Expressway Company Ltd. [1]	1,740,800	465,769
Zhejiang Expressway Company Ltd. [1]	1,333,100	1,085,400

Total Toll Roads		3,223,490

Total CHINA		8,353,375

FRANCE – 0.9%
Toll Roads – 0.9%
Vinci SA [1]	49,500	2,482,935

Total FRANCE		2,482,935

GERMANY – 1.0%
Airports – 1.0%
Fraport AG Frankfurt Airport Services Worldwide [1]	45,700	2,761,535

Total GERMANY		2,761,535

See Notes to Financial Statements.

2013 Semi-Annual Report    13

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
HONG KONG – 4.2%
Oil & Gas Storage & Transportation – 2.9%
Hong Kong & China Gas Company Ltd. [1]	3,218,230	$7,852,668

Ports – 0.9%
Hutchison Port Holdings Trust [1]	3,553,500	2,602,224

Rail – 0.4%
Guangshen Railway Company Ltd. [1]	2,521,400	1,011,826

Total HONG KONG		11,466,718

ITALY – 2.4%
Oil & Gas Storage & Transportation – 2.4%
Snam SpA [1]	1,468,834	6,688,070

Total ITALY		6,688,070

MEXICO – 0.5%
Oil & Gas Storage & Transportation – 0.5%
Infraestructura Energetica Nova SAB [1,2]	360,100	1,303,118

Total MEXICO		1,303,118

NETHERLANDS – 1.3%
Oil & Gas Storage & Transportation – 1.3%
Koninklijke Vopak NV [1]	62,200	3,671,238

Total NETHERLANDS		3,671,238

SPAIN – 2.8%
Infrastructure - Diversified – 1.5%
Ferrovial SA [1]	255,900	4,085,430

Toll Roads – 1.3%
Abertis Infraestructuras SA [1]	199,323	3,472,909

Total SPAIN		7,558,339

SWITZERLAND – 1.5%
Airports – 1.5%
Flughafen Zuerich AG [1]	8,187	4,108,685

Total SWITZERLAND		4,108,685

UNITED KINGDOM – 5.5%
Transmission & Distribution – 3.4%
National Grid PLC [1]	831,100	9,421,094

Water – 2.1%
Severn Trent PLC [1]	113,800	2,881,634
United Utilities Group PLC [1]	278,000	2,892,381

Total Water		5,774,015

Total UNITED KINGDOM		15,195,109

UNITED STATES – 54.4%
Infrastructure - Communications – 10.8%
American Tower Corp.	188,222	13,772,204

See Notes to Financial Statements.

14    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2013

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
Crown Castle International Corp. [2]	135,042	$9,775,690
SBA Communications Corp. [2]	82,900	6,144,548

Total Infrastructure - Communications		29,692,442

Infrastructure - Diversified – 1.5%
Teekay Corp.	104,300	4,237,709

Oil & Gas Storage & Transportation – 35.7%
Access Midstream Partners LP	148,900	7,102,530
Atlas Pipeline Partners LP	57,400	2,192,106
Enbridge Energy Management LLC [2]	1	23
Energy Transfer Equity LP	107,100	6,406,722
Enterprise Products Partners LP	125,100	7,774,965
EQT Midstream Partners LP	61,700	3,014,045
EV Energy Partners LP	36,200	1,352,794
Inergy LP	227,600	3,646,152
Inergy Midstream LP	1	1
MarkWest Energy Partners LP	81,200	5,428,220
MPLX LP	71,500	2,631,915
NiSource, Inc.	187,700	5,375,728
ONEOK, Inc.	189,300	7,819,983
SemGroup Corp.	101,500	5,466,790
Sempra Energy	133,200	10,890,432
Spectra Energy Corp.	402,300	13,863,258
Targa Resources Corp.	50,100	3,222,933
Tesoro Logistics LP	18,400	1,112,464
The Williams Companies, Inc.	324,300	10,530,021

Total Oil & Gas Storage & Transportation		97,831,082

Rail – 2.9%
Union Pacific Corp.	51,000	7,868,280

Transmission & Distribution – 2.0%
Northeast Utilities	129,700	5,449,994

Water – 1.5%
American Water Works Company, Inc.	97,200	4,007,556

Total UNITED STATES		149,087,063

Total COMMON STOCKS (Cost $249,034,772)		262,388,221

Total Investments – 95.8% (Cost $249,034,772)		262,388,221
Other Assets in Excess of Liabilities – 4.2%		11,520,730

TOTAL NET ASSETS – 100.0%		$273,908,951

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	—	Foreign security or a U.S. security of a foreign company.
2	—	Non-income producing security.

See Notes to Financial Statements.

2013 Semi-Annual Report    15

BROOKFIELD HIGH YIELD FUND

Portfolio Characteristics (Unaudited)

June 30, 2013

Percent of
Net Assets
CREDIT QUALITY
BBB	0.8%
BB	27.8%
B	45.5%
CCC	10.1%
Other	3.1%
Cash	12.7%

Total	100%

ASSET ALLOCATION BY SECTOR
Basic Industry	15.0%
Services	13.2%
Energy	10.4%
Healthcare	9.2%
Capital Goods	7.7%
Media	7.1%
Telecommunications	6.9%
Automotive	6.3%
Consumer Cyclical	3.8%
Utility	2.0%
Consumer Non-Cyclical	1.8%
Technology & Electronics	1.7%
Materials	0.2%
Other Assets in Excess of Liabilities	14.7%

Total	100.0%

TOP TEN HOLDINGS
HCA, Inc.	1.5%
Windstream Corp.	1.3%
Ford Motor Co.	1.3%
Mueller Water Products, Inc.	1.3%
American Axle & Manufacturing, Inc.	1.3%
Jaguar Land Rover Automotive PLC	1.3%
Arch Coal, Inc.	1.2%
AAR Corp.	1.2%
NRG Energy, Inc.	1.2%
Casella Waste Systems, Inc.	1.2%

16    Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
CORPORATE BONDS – 82.8%
Automotive – 6.3%
American Axle & Manufacturing, Inc.	6.25%	03/15/21	$325	$330,281
Ford Motor Co.	6.50	08/01/18	300	339,847
Jaguar Land Rover Automotive PLC [1,2,3]	8.13	05/15/21	300	330,000
Pittsburgh Glass Works LLC [1,2]	8.50	04/15/16	250	247,500
Tenneco, Inc.	6.88	12/15/20	200	214,000
Visteon Corp.	6.75	04/15/19	180	189,450

Total Automotive				1,651,078

Basic Industry – 15.0%
AK Steel Corp.	7.63	05/15/20	125	106,250
Alpha Natural Resources, Inc.	6.25	06/01/21	250	198,750
ArcelorMittal [3]	6.13	06/01/18	150	154,500
Arch Coal, Inc.	7.25	06/15/21	400	324,000
Associated Materials LLC/AMH New Finance, Inc.	9.13	11/01/17	225	236,250
Building Materials Corporation of America [1,2]	6.75	05/01/21	250	265,625
Cascades, Inc. [3]	7.88	01/15/20	200	209,000
FMG Resources August 2006 Property Ltd. [1,2,3]	6.88	04/01/22	200	194,000
Hexion US Finance Corp.	6.63	04/15/20	100	99,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	150	143,250
Huntsman International LLC	8.63	03/15/21	200	219,500
Masonite International Corp. [1,2]	8.25	04/15/21	250	269,375
Millar Western Forest Products Ltd. [3]	8.50	04/01/21	125	123,437
Ply Gem Industries, Inc.	8.25	02/15/18	223	237,495
Steel Dynamics, Inc.	7.63	03/15/20	125	133,125
Tembec Industries, Inc. [3]	11.25	12/15/18	225	243,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. [1,2,3]	8.75	02/01/19	200	191,000
United States Steel Corp.	7.00	02/01/18	125	131,250
Verso Paper Holdings LLC/Verso Paper, Inc.	11.75	01/15/19	225	231,750
Xerium Technologies, Inc.	8.88	06/15/18	200	201,000

Total Basic Industry				3,912,307

Capital Goods – 7.7%
AAR Corp.	7.25	01/15/22	300	321,750
Berry Plastics Corp.	9.50	05/15/18	250	271,875
Coleman Cable, Inc.	9.00	02/15/18	200	212,000
Crown Cork & Seal Company, Inc.	7.38	12/15/26	250	275,000
Mueller Water Products, Inc.	7.38	06/01/17	325	333,125
Owens-Illinois, Inc.	7.80	05/15/18	250	286,250
Tekni-Plex, Inc. [1,2]	9.75	06/01/19	99	105,188
Terex Corp.	6.50	04/01/20	200	204,000

Total Capital Goods				2,009,188

Consumer Cyclical – 3.8%
Levi Strauss & Co.	7.63	05/15/20	200	216,000
Limited Brands, Inc.	7.60	07/15/37	300	308,250

See Notes to Financial Statements.

2013 Semi-Annual Report    17

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
CORPORATE BONDS (continued)
New Albertsons, Inc.	7.75%	06/15/26	$250	$197,188
Phillips-Van Heusen Corp.	7.38	05/15/20	250	271,250

Total Consumer Cyclical				992,688

Consumer Non-Cyclical – 1.8%
C&S Group Enterprises LLC [1,2]	8.38	05/01/17	195	206,700
Jarden Corp.	6.13	11/15/22	250	262,188

Total Consumer Non-Cyclical				468,888

Energy – 10.4%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.63	10/15/20	250	265,000
Calfrac Holdings LP [1,2]	7.50	12/01/20	250	247,500
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	200	212,000
EV Energy Partners LP/EV Energy Finance Corp.	8.00	04/15/19	225	227,250
FTS International Services LLC/FTS International Bonds, Inc. [1,2]	8.13	11/15/18	159	164,962
Hilcorp Energy I LP [1,2]	8.00	02/15/20	200	215,000
Key Energy Services, Inc.	6.75	03/01/21	250	240,000
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	250	262,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	200	207,500
Precision Drilling Corp. [3]	6.63	11/15/20	250	253,750
SESI LLC	7.13	12/15/21	200	216,000
Trinidad Drilling Ltd. [1,2,3]	7.88	01/15/19	200	210,000

Total Energy				2,721,462

Healthcare – 8.4%
CHS/Community Health Systems, Inc.	7.13	07/15/20	125	128,750
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	125	130,625
Fresenius Medical Care U.S. Finance II, Inc. [1,2]	5.88	01/31/22	200	210,500
HCA, Inc.	8.00	10/01/18	350	402,063
Health Management Associates, Inc.	7.38	01/15/20	125	137,031
inVentiv Health, Inc. [1,2]	10.00	08/15/18	200	166,000
Jaguar Holding Company II/Jaguar Merger Sub, Inc. [1,2]	9.50	12/01/19	250	276,250
Kindred Healthcare, Inc.	8.25	06/01/19	250	256,250
Polymer Group, Inc.	7.75	02/01/19	200	208,000
Service Corporation International	8.00	11/15/21	250	286,250

Total Healthcare				2,201,719

Media – 7.1%
Cablevision Systems Corp.	8.63	09/15/17	200	227,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.63	01/31/22	100	104,250
CCO Holdings LLC/CCO Holdings Captial Corp.	8.13	04/30/20	200	218,500
Cenveo Corp.	8.88	02/01/18	250	241,250
Clear Channel Worldwide Holdings, Inc.	7.63	03/15/20	125	129,375
Cumulus Media Holdings, Inc.	7.75	05/01/19	125	122,187
Deluxe Corp.	7.00	03/15/19	200	211,000
Lamar Media Corp.	7.88	04/15/18	200	213,000

See Notes to Financial Statements.

18    Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
CORPORATE BONDS (continued)
Mediacom LLC/Mediacom Capital Corp.	9.13%	08/15/19	$250	$268,750
National CineMedia LLC	6.00	04/15/22	100	102,625

Total Media				1,837,937

Services – 12.7%
AMC Entertainment, Inc.	8.75	06/01/19	250	267,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	200	217,500
Boyd Gaming Corp.	9.00	07/01/20	250	253,437
Casella Waste Systems, Inc.	7.75	02/15/19	325	308,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.13	08/01/18	200	218,000
Chester Downs & Marina LLC [1,2]	9.25	02/01/20	250	241,250
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	200	211,000
Iron Mountain, Inc.	8.38	08/15/21	250	265,938
MGM Resorts International	7.63	01/15/17	200	218,500
MGM Resorts International	8.63	02/01/19	50	56,500
MTR Gaming Group, Inc. [4]	11.50	08/01/19	251	262,556
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [1,2]	8.88	04/15/17	225	231,750
Standard Pacific Corp.	8.38	05/15/18	200	228,000
United Rentals North America, Inc.	7.63	04/15/22	100	108,250
United Rentals North America, Inc.	8.25	02/01/21	200	219,000

Total Services				3,307,931

Technology & Electronics – 1.7%
First Data Corp. [1,2]	7.38	06/15/19	200	205,500
First Data Corp. [1,2]	11.25	01/15/21	100	99,750
ION Geophysical Corp. [1,2]	8.13	05/15/18	150	144,750

Total Technology & Electronics				450,000

Telecommunications – 5.9%
CenturyLink, Inc.	7.65	03/15/42	250	237,500
Cincinnati Bell, Inc.	8.75	03/15/18	250	250,312
Frontier Communications Corp.	7.13	03/15/19	175	184,188
Intelsat Luxembourg SA [1,2,3]	7.75	06/01/21	250	252,500
MetroPCS Wireless, Inc. [1,2]	6.63	04/01/23	250	254,375
Windstream Corp.	7.00	03/15/19	350	350,875

Total Telecommunications				1,529,750

Utility – 2.0%
Calpine Corp. [1,2]	7.25	10/15/17	180	187,650
NRG Energy, Inc.	8.50	06/15/19	300	320,625

Total Utility				508,275

Total CORPORATE BONDS (Cost $21,169,591)				21,591,223

TERM LOANS – 0.8%
Albertson, Inc. [2,5]	5.00	03/21/19	100	99,250

See Notes to Financial Statements.

2013 Semi-Annual Report    19

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
TERM LOANS (continued)
inVentiv Health, Inc. [2,5]	7.50%	08/04/16	$100	$98,000

Total TERM LOANS (Cost $198,505)				197,250

			Shares	Value (Note 2)
COMMON STOCKS – 1.7%
Materials – 0.2%
Huntsman Corp.			3,900	64,584

Services – 0.5%
Cedar Fair LP			1,700	70,380
Iron Mountain, Inc.			1,750	46,568

Total Services				116,948

Telecommunications – 1.0%
AT&T, Inc.			1,950	69,030
CenturyLink, Inc.			1,940	68,579
Frontier Communications Corp.			33,500	135,675

Total Telecommunications				273,284

Total COMMON STOCKS (Cost $470,592)				454,816

Total Investments – 85.3% (Cost $21,838,688)				22,243,289
Other Assets in Excess of Liabilities – 14.7%				3,833,905

TOTAL NET ASSETS – 100.0%				$26,077,194

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	—

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the total value of all such investments was $4,917,125 or 18.86% of net assets.

2	—	Private Placement.
3	—	Foreign security or a U.S. security of a foreign company.
4	—	Payment in kind security.
5	—	Variable rate security – Interest rate shown is the rate in effect as of June 30, 2013.

See Notes to Financial Statements.

20    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Statements of Assets and Liabilities (Unaudited)

June 30, 2013

	Real Estate	Infrastructure	High Yield
	Fund	Fund	Fund
Assets:
Investments in securities, at value (Note 2)	$75,646,644	$262,388,221	$22,243,289
Cash	892,518	16,382,967	3,560,389
Interest and dividends receivable	289,412	1,021,523	421,935
Receivable for investments sold	2,690,266	9,841,607	—
Receivable for fund shares sold	27,803	5,388,699	—
Net receivable from Adviser	—	—	19,731
Prepaid expenses	27,657	32,469	29,037

Total assets	79,574,300	295,055,486	26,274,381

Liabilities:
Payable for investments purchased	2,069,163	18,288,063	100,000
Payable for fund shares purchased	—	75,315	—
Bank overdraft	112,646	2,444,783	—
Distribution fee payable	2,250	64,751	936
Dividends payable	—	177	—
Investment advisory fee payable	17,390	115,888	14,065
Administration fee payable	9,477	32,630	3,246
Trustees’ fee payable	3,078	3,078	3,078
Accrued expenses	80,254	121,850	75,862

Total liabilities	2,294,258	21,146,535	197,187

Net Assets	$77,280,042	$273,908,951	$26,077,194

Composition of Net Assets:
Paid-in capital (Note 6)	$75,534,313	$259,328,702	$25,518,450
Undistributed (distributions in excess of) net investment income	(480,154)	(1,057,816)	15,428
Accumulated net realized gain on investments, foreign currency and foreign currency translations	2,986,372	2,237,507	138,715
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(760,489)	13,400,558	404,601

Net assets applicable to capital shares outstanding	$77,280,042	$273,908,951	$26,077,194

Total investments at cost	$76,407,051	$249,034,772	$21,838,688

Net Assets
Class A Shares — Net Assets	$2,979,903	$74,269,678	$210,928
Shares outstanding	246,762	5,970,292	20,527
Net asset value and redemption price per share	$12.08	$12.44	$10.28
Offering price per share based on a maximum sales charge of 4.75%	$12.68	$13.06	$10.79
Class C Shares — Net Assets	$219,992	$7,844,930	$252,093
Shares outstanding	18,227	634,248	24,579
Net asset value and redemption price per share	$12.07	$12.37	$10.26
Class Y Shares — Net Assets	$11,916,735	$43,243,326	$8,410
Shares outstanding	985,144	3,473,982	818
Net asset value and redemption price per share	$12.10	$12.45	$10.28
Class I Shares — Net Assets	$62,163,412	$148,551,017	$25,605,763
Shares outstanding	5,141,907	11,921,084	2,491,652
Net asset value and redemption price per share	$12.09	$12.46	$10.28

See Notes to Financial Statements.

2013 Semi-Annual Report    21

BROOKFIELD INVESTMENT FUNDS

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2013

	Real Estate	Infrastructure	High Yield
	Fund	Fund	Fund
Investment Income:
Interest	$—	$—	$793,206
Dividends	1,253,943	3,333,536	8,671
Foreign withholding tax	(86,369)	(256,536)	—

Total investment income	1,167,574	3,077,000	801,877

Expenses:
Investment advisory fees (Note 4)	245,450	872,134	84,721
Administration fees (Note 4)	49,090	153,906	19,551
Distribution fees — Class A	2,434	55,980	167
Distribution fees — Class C	683	22,692	765
Fund accounting fees	34,517	54,655	35,648
Transfer agent fees	29,857	55,953	26,839
Audit and tax services	29,121	29,159	31,497
Registration fees	23,040	45,900	19,829
Custodian fees	22,965	31,772	2,744
Trustees’ fees	20,161	20,161	20,161
Legal fees	9,244	32,182	1,779
Reports to shareholders	5,721	12,242	4,863
Insurance	2,705	8,993	1,873
Miscellaneous	1,805	2,129	1,986

Total operating expenses	476,793	1,397,858	252,423
Less expenses waived and reimbursed by the investment advisor (Note 4)	(162,774)	(190,541)	(140,703)

Net expenses	314,019	1,207,317	111,720

Net investment income	853,555	1,869,683	690,157

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	2,937,146	2,163,128	87,811
Foreign currency and foreign currency translations	(161,501)	(265,457)	—

Net realized gain on investments, foreign currency and foreign currency translations	2,775,645	1,897,671	87,811

Net change in unrealized appreciation (depreciation) on:
Investments	(4,146,691)	6,539,709	(523,372)
Foreign currency and foreign currency translations	(77)	32,359	—

Net change in unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(4,146,768)	6,572,068	(523,372)

Net realized and unrealized gain (loss) on investments, foreign currency and foreign currency translations	(1,371,123)	8,469,739	(435,561)

Net increase (decrease) in net assets resulting from operations	$(517,568)	$10,339,422	$254,596

See Notes to Financial Statements.

22    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Statements of Changes in Net Assets

	Real Estate Fund		Infrastructure Fund
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	June 30, 2013	Ended	June 30, 2013	Ended
	(Unaudited)	December 31, 2012	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$853,555	$384,946	$1,869,683	$1,294,096
Net realized gain on investments, foreign currency and foreign currency translations	2,775,645	1,868,239	1,897,671	1,663,114
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(4,146,768)	3,371,260	6,572,068	6,726,062

Net increase (decrease) in net assets resulting from operations	(517,568)	5,624,445	10,339,422	9,683,272

Distributions to Shareholders:
From net investment income:
Class A shares	(23,430)	(14,943)	(689,500)	(147,904)
Class C shares	(1,131)	(340)	(58,007)	(6,648)
Class Y shares	(119,770)	(24,642)	(452,681)	(200,205)
Class I shares	(572,016)	(1,184,889)	(1,732,093)	(805,345)
From net realized gain on investments:
Class A shares	—	(17,294)	—	(199,187)
Class C shares	—	(364)	—	(9,850)
Class Y shares	—	(869)	—	(248,338)
Class I shares	—	(1,412,344)	—	(998,961)

Total distributions paid	(716,347)	(2,655,685)	(2,932,281)	(2,616,438)

Capital Share Transactions (Note 6):
Proceeds from shares sold	69,810,767	30,596,112	190,137,769	104,603,851
Reinvestment of dividends and distributions	699,118	2,655,316	2,730,679	2,604,430
Cost of shares redeemed	(29,729,678)	(3,539,994)	(47,143,447)	(5,945,169)
Redemption fees	440	—	13,028	1,830

Net increase in capital share transactions	40,780,647	29,711,434	145,738,029	101,264,942

Total increase in net assets	39,546,732	32,680,194	153,145,170	108,331,776
Net Assets:
Beginning of period	37,733,310	5,053,116	120,763,781	12,432,005

End of period	$77,280,042	$37,733,310	$273,908,951	$120,763,781

(including undistributed (distributions in excess of) net investment income)	$(480,154)	$(617,362)	$(1,057,816)	$4,782

See Notes to Financial Statements.

2013 Semi-Annual Report    23

BROOKFIELD INVESTMENT FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Fund
	For the Six
	Months Ended	For the Year
	June 30, 2013	Ended
	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$690,157	$1,284,604
Net realized gain on investments, foreign currency and foreign currency translations	87,811	279,133
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(523,372)	834,446

Net increase (decrease) in net assets resulting from operations	254,596	2,398,183

Distributions to Shareholders:
From net investment income:
Class A shares	(3,923)	(269)
Class C shares	(3,958)	(277)
Class Y shares	(218)	(494)
Class I shares	(666,731)	(1,283,463)
From net realized gain on investments:
Class A shares	—	(94)
Class C shares	—	(227)
Class Y shares	—	(74)
Class I shares	—	(227,834)

Total distributions paid	(674,830)	(1,512,732)

Capital Share Transactions (Note 6):
Proceeds from shares sold	444,531	5,036,416
Reinvestment of dividends and distributions	471,920	1,059,256
Cost of shares redeemed	(10,075)	(1,546,133)

Net increase in capital share transactions	906,376	4,549,539

Total increase in net assets	486,142	5,434,990
Net Assets:
Beginning of period	25,591,052	20,156,062

End of period	$26,077,194	$25,591,052

(including undistributed (distributions in excess of) net investment income)	$15,428	$101

See Notes to Financial Statements.

24    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Financial Highlights

		For the Period
	For the Six Months	December 29, 2011[1]
	Ended June 30,	through
Class A	2013 (Unaudited)	December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$11.99	$11.57

Net investment income[2]	0.16	0.14
Net realized and unrealized gain on investment transactions	0.04	1.50

Net increase in net asset value resulting from operations	0.20	1.64

Distributions from net investment income	(0.11)	(0.55)
Distributions from net realized capital gain	—	(0.67)

Total distributions paid	(0.11)	(1.22)

Net asset value, end of period	$12.08	$11.99

Total Investment Return†	1.70%[4]	14.89%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$2,980	$639
Gross operating expenses	1.69%[3]	2.54%[3]
Net expenses, including fee waivers and reimbursement	1.20%[3]	1.23%[3]
Net investment income	2.59%[3]	2.08%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	2.10%[3]	0.77%[3]
Portfolio turnover rate	94%[4]	106%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distrubtion.

[1]	From the commencement of investment operations on May 1, 2012.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

		For the Period
	For the Six Months	April 30, 2012[1]
	Ended June 30,	through
Class C	2013 (Unaudited)	December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$12.00	$11.57

Net investment income[2]	0.11	0.07
Net realized and unrealized gain on investment transactions	0.04	1.52

Net increase in net asset value resulting from operations	0.15	1.59

Distributions from net investment income	(0.08)	(0.49)
Distributions from net realized capital gain	—	(0.67)

Total distributions paid	(0.08)	(1.16)

Net asset value, end of period	$12.07	$12.00

Total Investment Return†	1.24%[4]	14.39%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$220	$67
Gross operating expenses	2.44%[3]	3.55%[3]
Net expenses, including fee waivers and reimbursement	1.95%[3]	2.04%[3]
Net investment income	1.84%[3]	1.29%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.35%[3]	(0.22)%[3]
Portfolio turnover rate	94%[4]	106%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on May 1, 2012.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

2013 Semi-Annual Report    25

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Financial Highlights

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class Y	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$12.01	$10.02	$10.00

Net investment income[2]	0.15	0.22	0.04
Net realized and unrealized gain on investment transactions	0.07	3.00	0.02

Net increase in net asset value resulting from operations	0.22	3.22	0.06

Distributions from net investment income	(0.13)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.67)	—

Total distributions paid	(0.13)	(1.23)	(0.04)

Net asset value, end of period	$12.10	$12.01	$10.02

Total Investment Return†	1.79%[4]	32.93%	0.59%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$11,917	$9,101	$13
Gross operating expenses	1.47%[3]	3.24%	25.79%[3]
Net expenses, including fee waivers and reimbursement	0.95%[3]	1.11%	1.25%[3]
Net investment income	2.47%[3]	3.64%	3.35%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.95%[3]	1.51%	(21.19)%[3]
Portfolio turnover rate	94%[4]	106%	0%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class I	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$12.00	$10.02	$10.00

Net investment income[2]	0.17	0.21	0.04
Net realized and unrealized gain on investment transactions	0.05	3.00	0.02

Net increase in net asset value resulting from operations	0.22	3.21	0.06

Distributions from net investment income	(0.13)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.67)	—

Total distributions paid	(0.13)	(1.23)	(0.04)

Net asset value, end of period	$12.09	$12.00	$10.02

Total Investment Return†	1.79%[4]	32.83%	0.59%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$62,163	$27,926	$5,041
Gross operating expenses	1.44%[3]	2.65%	25.79%[3]
Net expenses, including fee waivers and reimbursement	0.95%[3]	1.05%	1.25%[3]
Net investment income	2.65%[3]	1.81%	3.35%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.16%[3]	0.21%	(21.19)%[3]
Portfolio turnover rate	94%[4]	106%	0%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-dividend date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

26    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Financial Highlights

			For the Period
	For the Six Months	For the Year	December 29, 2011[1]
	Ended June 30,	Ended	through
Class A	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$11.61	$10.15	$10.13

Net investment income[2]	0.12	0.21	0.00 [2]
Net realized and unrealized gain on investment transactions	0.86	1.50	0.02

Net increase in net asset value resulting from operations	0.98	1.71	0.02

Distributions from net investment income	(0.15)	(0.11)	0.00 [2]
Distributions from net realized capital gain	—	(0.14)	—

Total distributions paid	(0.15)	(0.25)	0.00 [2]

Redemption fees	0.00 [5]	0.00 [5]	—
Net asset value, end of period	$12.44	$11.61	$10.15

Total Investment Return†	8.42%[4]	16.87%	0.20%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$74,270	$16,547	$2,302
Gross operating expenses	1.54%[3]	2.16%	34.45%[3]
Net expenses, including fee waivers and reimbursement	1.35%[3]	1.42%	1.60%[3]
Net investment income (loss)	1.89%[3]	1.85%	(1.60)%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.70%[3]	1.11%	(34.45)%[3]
Portfolio turnover rate	38%[4]	88%	1%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 30, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.
[5]	Rounds to less than $0.005.

		For the Period
	For the Six Months	April 30, 2012[1]
	Ended June 30,	through
Class C	2013 (Unaudited)	December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$11.57	$11.02

Net investment income[2]	0.08	0.10
Net realized and unrealized gain on investment transactions	0.84	0.69

Net increase in net asset value resulting from operations	0.92	0.79

Distributions from net investment income	(0.12)	(0.10)
Distributions from net realized capital gain	—	(0.14)

Total distributions paid	(0.12)	(0.24)

Net asset value, end of period	$12.37	$11.57

Total Investment Return†	8.03%[4]	7.19%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$7,845	$829
Gross operating expenses	2.28%[3]	2.63%[3]
Net expenses, including fee waivers and reimbursement	2.10%[3]	2.13%[3]
Net investment income	1.22%[3]	1.67%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	1.04%[3]	1.17%[3]
Portfolio turnover rate	38%[4]	88%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on May 1, 2012.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

2013 Semi-Annual Report    27

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Financial Highlights

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class Y	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$11.62	$10.15	$10.00

Net investment income[2]	0.11	0.24	0.03
Net realized and unrealized gain on investment transactions	0.88	1.49	0.13

Net increase in net asset value resulting from operations	0.99	1.73	0.16

Distributions from net investment income	(0.16)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.14)	—

Total distributions paid	(0.16)	(0.26)	(0.01)

Net asset value, end of period	$12.45	$11.62	$10.15

Total Investment Return†	8.50%[4]	17.06%	1.58%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$43,243	$20,300	$13
Gross operating expenses	1.29%[3]	1.67%	18.59%[3]
Net expenses, including fee waivers and reimbursement	1.10%[3]	1.13%	1.35%[3]
Net investment income	1.81%[3]	2.86%	1.66%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.62%[3]	2.32%	(15.39)%[3]
Portfolio turnover rate	38%[4]	88%	1%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class I	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$11.63	$10.15	$10.00

Net investment income[2]	0.11	0.24	0.02
Net realized and unrealized gain on investment transactions	0.88	1.50	0.14

Net increase in net asset value resulting from operations	0.99	1.74	0.16

Distributions from net investment income	(0.16)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.14)	—

Total distributions paid	(0.16)	(0.26)	(0.01)

Net asset value, end of period	$12.46	$11.63	$10.15

Total Investment Return†	8.50%[4]	17.16%	1.58%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$148,551	$83,088	$10,117
Gross operating expenses	1.28%[3]	1.78%	19.53%[3]
Net expenses, including fee waivers and reimbursement	1.10%[3]	1.17%	1.35%[3]
Net investment income	1.82%[3]	2.06%	1.66%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.64%[3]	1.45%	(16.34)%[3]
Portfolio turnover rate	38%[4]	88%	1%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

28    Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Financial Highlights

		For the Period
	For the Six Months	December 29, 2011[1]
	Ended June 30,	through
Class A	2013 (Unaudited)	December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$10.44	$10.31

Net investment income[2]	0.27	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.17)	0.23

Net increase in net asset value resulting from operations	0.10	0.59

Distributions from net investment income	(0.26)	(0.37)
Distributions from net realized capital gain	—	(0.09)

Total distributions paid	(0.26)	(0.46)

Net asset value, end of period	$10.28	$10.44

Total Investment Return†	0.94%[4]	5.84%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$211	$11
Gross operating expenses	2.15%[3]	2.52%[3]
Net expenses, including fee waivers and reimbursement	1.10%[3]	1.16%[3]
Net investment income	5.23%[3]	5.12%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	4.17%[3]	3.76%[3]
Portfolio turnover rate	8%[4]	35%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on May 1, 2012.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

		For the Period
	For the Six Months	April 30, 2012[1]
	Ended June 30,	through
Class C	2013 (Unaudited)	December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$10.43	$10.31

Net investment income[2]	0.23	0.31
Net realized and unrealized gain (loss) on investment transactions	(0.17)	0.22

Net increase in net asset value resulting from operations	0.06	0.53

Distributions from net investment income	(0.23)	(0.32)
Distributions from net realized capital gain	—	(0.09)

Total distributions paid	(0.23)	(0.41)

Net asset value, end of period	$10.26	$10.43

Total Investment Return†	0.51%[4]	5.27%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$252	$25
Gross operating expenses	2.95%[3]	3.44%[3]
Net expenses, including fee waivers and reimbursement	1.85%[3]	1.93%[3]
Net investment income	4.48%[3]	4.43%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.38%[3]	2.92%[3]
Portfolio turnover rate	8%[4]	35%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on May 1, 2012.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

2013 Semi-Annual Report    29

BROOKFIELD HIGH YIELD FUND

Financial Highlights

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class Y	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.43	$10.05	$10.00

Net investment income[2]	0.28	0.55	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.16)	0.47	0.05

Net increase in net asset value resulting from operations	0.12	1.02	0.08

Distributions from net investment income	(0.27)	(0.55)	(0.03)
Distributions from net realized capital gain	—	(0.09)	—

Total distributions paid	(0.27)	(0.64)	(0.03)

Net asset value, end of period	$10.28	$10.43	$10.05

Total Investment Return†	1.03%[4]	10.46%	0.77%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$8	$8	$13
Gross operating expenses	1.93%[3]	2.48%	6.53%[3]
Net expenses, including fee waivers and reimbursement	0.85%[3]	1.04%	1.15%[3]
Net investment income	5.32%[3]	5.31%	3.15%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	4.24%[3]	3.87%	(2.23)%[3]
Portfolio turnover rate	8%[4]	35%	0%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

			For the Period
	For the Six Months	For the Year	December 1, 2011[1]
	Ended June 30,	Ended	through
Class I	2013 (Unaudited)	December 31, 2012	December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.44	$10.05	$10.00

Net investment income[2]	0.28	0.56	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.17)	0.47	0.05

Net increase in net asset value resulting from operations	0.11	1.03	0.08

Distributions from net investment income	(0.27)	(0.55)	(0.03)
Distributions from net realized capital gain	—	(0.09)	—

Total distributions paid	(0.27)	(0.64)	(0.03)

Net asset value, end of period	$10.28	$10.44	$10.05

Total Investment Return†	1.03%[4]	10.57%	0.77%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$25,606	$25,547	$20,143
Gross operating expenses	1.93%[3]	2.39%	6.53%[3]
Net expenses, including fee waivers and reimbursement	0.85%[3]	0.99%	1.15%[3]
Net investment income	5.30%[3]	5.36%	3.15%[3]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	4.22%[3]	3.96%	(2.23)%[3]
Portfolio turnover rate	8%[4]	35%	0%[4]

†

Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	From the commencement of investment operations on December 1, 2011.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Annualized.
[4]	Not Annualized.

See Notes to Financial Statements.

30    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2013

1. Organization

Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of four series of underlying portfolios including the Brookfield Global Listed Real Estate Fund (the “Real Estate Fund”), the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global High Yield Fund (the “Global High Yield Fund”), and the Brookfield High Yield Fund (the “High Yield Fund”) (each, a “Fund,” and collectively, the “Funds”). As of June 30, 2013, the Global High Yield Fund has not yet commenced operations.

The Funds currently have four classes of shares: Class A, Class C, Class Y and Class I shares. Each share represents an interest in the same portfolio of assets and have identical voting, dividend, liquidation and other rights. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. The assets of all Classes within each Fund have the same rights and are identical in all material respects except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Funds.

The Real Estate Fund and the Infrastructure Fund each seek total return through growth of capital and current income. The Global High Yield Fund and the High Yield Fund each seek total return, consisting of a high level of current income and capital appreciation. There can be no assurance that each Fund will achieve its investment objective.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security. If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are held at fair value which is equal to cost with interest accrued or discount accrued to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

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June 30, 2013

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Funds’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities

• Level 2 -

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

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June 30, 2013

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$8,725,417	$—	$8,725,417
Austria	—	1,054,179	—	1,054,179
Belgium	—	1,137,676	—	1,137,676
France	—	2,212,588	—	2,212,588
Germany	1,419,376	1,459,745	—	2,879,121
Hong Kong	—	4,167,182	—	4,167,182
Italy	—	729,143	—	729,143
Japan	—	11,543,128	—	11,543,128
Netherlands	—	1,782,950	—	1,782,950
Norway	—	1,400,039	—	1,400,039
Russia	—	1,393,314	—	1,393,314
Singapore	—	786,492	—	786,492
United Kingdom	1,085,307	2,321,487	—	3,406,794
United States	34,428,621	—	—	34,428,621

Total	$36,933,304	$38,713,340	$—	$75,646,644

For further information regarding security characteristics, see the Schedule of Investments.

During the six months ended June 30, 2013, the Real Estate Fund did not invest in any Level 3 securities. There was a transfer from Level 1 to Level 2 of $1,702,576. The transfer was due the security being fair valued as a result of market movements following the close of local trading. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

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June 30, 2013

Infrastructure Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$1,329,848	$—	$1,329,848
Brazil	7,906,997	—	—	7,906,997
Canada	40,475,191	—	—	40,475,191
China	—	8,353,375	—	8,353,375
France	—	2,482,935	—	2,482,935
Germany	—	2,761,535	—	2,761,535
Hong Kong	—	11,466,718	—	11,466,718
Italy	—	6,688,070	—	6,688,070
Mexico	1,303,118	—	—	1,303,118
Netherlands	—	3,671,238	—	3,671,238
Spain	—	7,558,339	—	7,558,339
Switzerland	—	4,108,685	—	4,108,685
United Kingdom	—	15,195,109	—	15,195,109
United States	149,087,063	—	—	149,087,063

Total	$198,772,369	$63,615,852	$—	$262,388,221

For further information regarding security characteristics, see the Schedule of Investments.

During the six months ended June 30, 2013, the Infrastructure Fund did not invest in any Level 3 securities and the Infrastructure Fund did not have any transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

High Yield Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds:	$—	$21,591,223	$—	$21,591,223
Common Stocks:	454,816	—	—	454,816
Term Loans:	—	197,250	—	197,250

Total	$454,816	$21,788,473	$—	$22,243,289

For further information regarding the security characteristics, see the Schedule of Investments.

During the six months ended June 30, 2013, the High Yield Fund did not invest in any Level 3 securities and the High Yield Fund did not have any transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

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June 30, 2013

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. A Fund isolates the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of June 30, 2013, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2013, open taxable years consisted of the taxable years ended December 31, 2011 through December 31, 2012. No examination of the Funds’ tax returns is currently in progress.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Distributions: Each Fund declares and pays dividends at least annually from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Covered Calls and Other Option Transactions: A Fund may write call options with the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. A Fund may write call options on equity securities in its portfolio (“covered calls”). At the time the call option is sold, the writer of the call option receives a premium from the buyer. Any premiums received by a Fund from writing options may result in short-term capital gains. Writing a covered call is the selling of an option contract entitling the buyer to purchase an underlying security that a Fund owns. When a Fund sells a call option, it generates short-term gains in the form of the

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Notes to Financial Statements (Unaudited)

June 30, 2013

premium paid by the buyer of the call option, but a Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option and retains the risk of loss if the underlying security declines in value. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. If a Fund has written a call option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing a call option with the same terms as the option previously written. However, once a Fund has been assigned an exercise notice, a Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security.

When Issued, Delayed Delivery Securities and Forward Commitments: A Fund may purchase securities on a “when issued” and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, the Adviser will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. When issued securities and forward commitments may be sold prior to the settlement date. If a Fund disposes of the right to acquire a when-issued security prior its acquisition or disposes of the right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. A Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

3. Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, or the creditworthiness of the servicer for the underlying assets, information concerning the orginator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The High Yield Fund has investments in below-investment grade debt securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Funds would experience a reduction in their income, a decline in the market value of the securities so affected and a decline in the NAV of their shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income

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June 30, 2013

while they are outstanding. The Funds may be required to bear certain extraordinary expenses in order to protect and recover their investments in certain distressed securities. Therefore, to the extent the Funds seek capital growth through investment in such securities, the Funds’ ability to achieve current income for their stockholders may be diminished. The Funds also are subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Funds, there can be no assurance that the securities or other assets received by the Funds in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Funds upon completion of an exchange offer or plan or reorganization may be restricted as to resale. As a result of the Funds’ participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Funds may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Related Party Transactions

The Adviser currently serves as the investment adviser to all the Funds pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Pursuant to an operating expenses limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense Limitation Agreement will continue until at least May 1, 2014 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, the Adviser retains its right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the prior three years, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each Fund would not exceed the percentage limitations listed below.

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Notes to Financial Statements (Unaudited)

June 30, 2013

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:

Effective July 1, 2012, the Adviser agreed to reduce the expense caps as follows:

		Annual Expense	Annual Expense
	Annual Advisory	Cap through	Cap from July 1,
	Fee Rate	June 30, 2012	2012
Real Estate Fund
Class A	0.75%	1.50%	1.20%
Class C	0.75%	2.25%	1.95%
Class Y	0.75%	1.25%	0.95%
Class I	0.75%	1.25%	0.95%
Infrastructure Fund
Class A	0.85%	1.60%	1.35%
Class C	0.85%	2.35%	2.10%
Class Y	0.85%	1.35%	1.10%
Class I	0.85%	1.35%	1.10%
High Yield Fund
Class A	0.65%	1.40%	1.10%
Class C	0.65%	2.15%	1.85%
Class Y	0.65%	1.15%	0.85%
Class I	0.65%	1.15%	0.85%

The amount of investment advisory fees waived and expenses reimbursed available to be recouped are listed in the table below:

Fund	December 31, 2014	December 31, 2015	December 31, 2016
Real Estate Fund	$104,122	$336,765	$162,774
Infrastructure Fund	86,563	380,615	190,541
High Yield Fund	91,591	334,926	140,703

During the six months ended June 30, 2013, the Adviser earned the following in investment advisory fees under the Advisory Agreements. Further, under the Expense Limitation Agreement, the Adviser was required to waive its investment advisory fees and/or reimburse the following costs to the Funds:

		Waiver and/or
	Investment	Expense
Fund	Advisory Fees	Reimbursement
Real Estate Fund	$245,450	$162,774
Infrastructure Fund	872,134	190,541
High Yield Fund	84,721	140,703

Each Fund entered into separate Administration Agreements with the Adviser. The Adviser entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC. The Adviser and the sub-administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears.

During the six months ended June 30, 2013, the Adviser earned the following in Administration fees:

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Notes to Financial Statements (Unaudited)

June 30, 2013

Fund	Administration Fees
Real Estate Fund	$49,090
Infrastructure Fund	153,906
High Yield Fund	19,551

Certain officers and/or Trustees of the Trust are officers and/or directors of the Adviser.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
Real Estate Fund	$98,502,021	$58,112,369
Infrastructure Fund	209,571,151	75,835,251
High Yield Fund	3,821,880	1,813,464

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.

	Real Estate Fund
	2013		2012
Class A1	Shares	Amount	Shares	Amount
Proceeds from shares sold	195,341	$2,435,347	50,493	$609,156
Reinvestment of dividends	1,567	19,084	2,811	31,868
Cost of shares redeemed	(3,442)	(42,911)	(8)	(92)
Redemption fees	—	8	—	—

Net Increase — Class A	193,466	$2,411,528	53,296	$640,932

	Real Estate Fund
	2013		2012
Class C1	Shares	Amount	Shares	Amount
Proceeds from shares sold	14,669	$186,540	5,545	$65,518
Reinvestment of dividends	88	1,076	62	704
Cost of shares redeemed	(2,132)	(28,256)	(5)	(57)

Net Increase — Class C	12,625	$159,360	5,602	$66,165

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Notes to Financial Statements (Unaudited)

June 30, 2013

	Real Estate Fund
	2013		2012
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	260,001	$3,247,002	761,982	$8,921,437
Reinvestment of dividends	9,773	119,407	2,155	25,511
Cost of shares redeemed	(42,525)	(545,215)	(7,497)	(88,583)
Redemption fees	—	432	—	—

Net Increase — Class Y	227,249	$2,821,626	756,640	$8,858,365

	Real Estate Fund
	2013		2012
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	5,096,885	$63,941,878	1,885,099	$21,000,001
Reinvestment of dividends	45,860	559,551	228,939	2,597,233
Cost of shares redeemed	(2,327,266)	(29,113,296)	(290,798)	(3,451,262)

Net Increase — Class I	2,815,479	$35,388,133	1,823,240	$20,145,972

	Infrastructure Fund
	2013		2012
Class A	Shares	Amount	Shares	Amount
Proceeds from shares sold	4,748,280	$60,029,979	1,182,160	$13,556,094
Reinvestment of dividends	43,860	550,282	29,709	340,164
Cost of shares redeemed	(246,569)	(3,078,654)	(14,073)	(162,004)
Redemption fees	—	12,227	—	1,830

Net Increase — Class A	4,545,571	$57,513,834	1,197,796	$13,736,084

	Infrastructure Fund
	2013		2012
Class C1	Shares	Amount	Shares	Amount
Proceeds from shares sold	560,201	$6,998,718	70,634	$806,137
Reinvestment of dividends	3,526	43,818	1,154	13,163
Cost of shares redeemed	(1,156)	(14,570)	(111)	(1,262)
Redemption fees	—	198	—	—

Net Increase — Class C	562,571	$7,028,164	71,677	$818,038

	Infrastructure Fund
	2013		2012
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	1,822,511	$22,695,460	1,747,882	$20,280,951
Reinvestment of dividends	32,344	404,486	38,987	446,797
Cost of shares redeemed	(127,865)	(1,614,898)	(41,128)	(472,126)
Redemption fees	—	603	—	—

Net Increase — Class Y	1,726,990	$21,485,651	1,745,741	$20,255,622

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Notes to Financial Statements (Unaudited)

June 30, 2013

	Infrastructure Fund
	2013		2012
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	8,104,212	$100,413,612	6,459,519	$69,960,669
Reinvestment of dividends	138,401	1,732,093	157,307	1,804,306
Cost of shares redeemed	(3,464,089)	(42,435,325)	(471,251)	(5,309,777)

Net Increase — Class I	4,778,524	$59,710,380	6,145,575	$66,455,198

	High Yield Fund
	2013		2012
Class A1	Shares	Amount	Shares	Amount
Proceeds from shares sold	20,169	$213,037	975	$10,126
Reinvestment of dividends	295	3,095	35	363
Cost of shares redeemed	(947)	(10,075)	—	—

Net Increase — Class A	19,517	$206,057	1,010	$10,489

	High Yield Fund
	2013		2012
Class C1	Shares	Amount	Shares	Amount
Proceeds from shares sold	21,975	$231,494	2,407	$25,291
Reinvestment of dividends	176	1,838	25	255
Cost of shares redeemed	—	—	(4)	(41)

Net Increase — Class C	22,151	$233,332	2,428	$25,505

	High Yield Fund
	2013		2012
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$—	96	$1,000
Reinvestment of dividends	20	218	55	568
Cost of shares redeemed	—	—	(606)	(6,250)

Net Increase (Decrease) — Class Y	20	$218	(455)	$(4,682)

	High Yield Fund
	2013		2012
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$—	488,282	$4,999,999
Reinvestment of dividends	44,477	466,769	102,163	1,058,070
Cost of shares redeemed	—	—	(148,259)	(1,539,842)

Net Increase — Class I	44,477	$466,769	442,186	$4,518,227

2013 Semi-Annual Report    41

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2013

[1]	Commencement of Operations for these Class A and C shares was May 1, 2012.

7. Federal Income Tax Information

The tax character of distributions paid for the fiscal year ended December 31, 2012 were as follows:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Ordinary income (including any short term capital gains)	$2,628,187	$2,616,438	$1,512,732
Long-term capital gains.	27,498	—	—

Total distributions	$2,655,685	$2,616,438	$1,512,732

At December 31, 2012, each Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Undistributed net investment income	$68,578	$—	$101
Accumulated gains	236,483	552,846	51,821
Book basis unrealized appreciation	3,386,279	6,828,490	927,973
Plus: Cumulative timing difference	(711,696)	(208,228)	(917)

Tax basis unrealized appreciation on investments	2,674,583	6,620,262	927,056

Total tax basis net accumulated gains	$2,979,644	$7,173,108	$978,978

As of June 30, 2013, the Funds had no capital loss carryforwards.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2013 was as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Real Estate Fund	$76,407,051	$2,376,131	$(3,136,537)	$(760,406)
Infrastructure Fund	249,034,772	17,249,021	(3,895,572)	13,353,449
High Yield Fund.	21,838,688	687,553	(282,952)	404,601

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2012, the following table shows the reclassifications made:

42    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2013

	Undistributed
	(Distributions in	Accumulated Net
	Excess of) Net	Realized Gain
	Investment Income	(Loss)
Real Estate Fund	$226,641	$(226,641)
Infrastructure Fund	(129,132)	129,132
High Yield Fund	—	—

8. Indemnification

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

9. Recently Adopted Accounting Pronouncements

In December 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, FASB issued additional clarification to specify that the guidance applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria of the Codification or subject to a master netting arrangement or similar agreement. This guidance is effective for annual periods beginning on or after January 1, 2013. The adoption of this guidance did not have a material impact on the financial statements.

10. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.

Brookfield Investment Management Inc. (the “Adviser”), the investment adviser to the Brookfield High Yield Fund (the “Fund”), and the Board of Trustees (the “Board”) of Brookfield Investment Funds, have determined that given the Fund’s current size and its limited prospects for future growth, the Fund is not likely to reach sufficient size to become economically viable in the foreseeable future. The Adviser has therefore recommended, and the Board has concluded, that it is in the best interests of shareholders to liquidate the Fund. In connection with this, the Board has adopted a plan of liquidation as of July 25, 2013. Please note that the Fund will be liquidating its assets on September 30, 2013. You are welcome, however, to redeem your shares before that date. The Fund has determined to waive any applicable redemption fee for shares redeemed on or after July 24, 2013.

In anticipation of the liquidation, the Fund is no longer accepting purchases into the Fund. In addition, the Adviser has begun an orderly transition of the portfolio to cash and cash equivalents and the Fund will no longer be pursuing its investment objective. Shareholders of the Fund may redeem their investments as described in the Fund’s Prospectus. Accounts not redeemed on or about September 30, 2013, will automatically be redeemed and net cash proceeds, less any required withholdings, will be sent to the address of record.

If you hold your shares in an individual retirement account (“IRA”), you have 60 days from the date you receive your proceeds to reinvest or “rollover” your proceeds into another IRA and maintain their tax-deferred status. You

2013 Semi-Annual Report    43

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2013

must notify the Fund’s transfer agent at 1-855-244-4859 prior to September 27, 2013, of your intent to rollover your IRA account to avoid withholding deductions from your proceeds.

If the Fund has not received your redemption request or other instruction by September 27, 2013, your shares will be redeemed on September 30, 2013, and you will receive your proceeds from the Fund, subject to any required withholding. These proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed shares are held in a taxable account, and the proceeds exceed your adjusted basis in the shares redeemed.

If the redeemed shares are held in a qualified retirement account such as an IRA, the redemption proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you. Checks will be issued to all shareholders of record as of the close of business on September 30, 2013.

Please contact the Fund at 1-855-244-4859 if you have any questions.

Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.

44    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Board Considerations Relating to the Investment Advisory Agreements (Unaudited)

June 30, 2013

At a meeting held on May 21, 2013, the Board, including a majority of the Disinterested Trustees, considered and approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Brookfield Investment Management Inc. (the “Adviser”) and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Disinterested Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds’ investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser’s and the Funds’ codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to presentations that compared each of the Funds’ performance with its Morningstar category peers for the 1 year and year-to-date periods ending April 30, 2013. The Board noted that the Brookfield Global Listed Infrastructure Fund performed above the median of its peers for the 1 year and year-to-date periods, the Brookfield High Yield Fund performed below the median of its peers for the 1 year and year-to-date periods, and the Brookfield Global Listed Real Estate Fund performed above the median for the 1 year period and below the median of its peers for the year-to-date period. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, the Board concluded that each Fund’s performance was satisfactory.

PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Funds profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.

MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. The Board compared the advisory fees and total expense ratios of each of the Funds with various comparative data that it had been provided, including applicable expense waivers by the Adviser. The Board noted that the Brookfield Global Listed Infrastructure Fund’s total expenses after the expense waiver were at the median and total advisory and administrative fees were higher than the median of its peer group, the Brookfield High Yield Fund’s total expenses after the expense waiver and total advisory and administrative fees were higher than the median of its peer group, and the Brookfield Global Listed Real Estate Fund’s total expenses after the expense waiver were below the median and total advisory and administrative fees were at the median of

2013 Semi-Annual Report    45

BROOKFIELD INVESTMENT FUNDS

Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)

June 30, 2013

its peer group. The Board also noted that the fees and expenses payable by the Funds were comparable to those payable by other client accounts managed by the Adviser and concluded that each Fund’s management fees and total expenses were reasonable.

ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.

In considering the approval of the Advisory Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; performance of the Funds is satisfactory; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.

After carefully reviewing all of these factors, the Board, including the Disinterested Trustees, unanimously approved the continuation of the Advisory Agreements.

46    Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Joint Notice of Privacy Policy (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•

Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•

Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•

Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•	Other organizations, with your consent or as directed by you; and

•	Other organizations, as permitted or required by law (e.g. for fraud protection)

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

2013 Semi-Annual Report    47

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CORPORATE INFORMATION

Investment Adviser and Administrator	Trustees of the Funds

Brookfield Investment Management Inc.

Brookfield Place

250 Vesey Street

New York, New York 10281-1023

www.brookfieldim.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: funds@brookfield.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-244-4859

Fund Accounting Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Sub-Administrator

U.S. Bancorp Fund Services, LLC

1201 South Alma School Road, Suite 3000

Mesa, Arizona 85210

Legal Counsel

Paul Hastings LLP

75 East 55th Street

New York, New York 10022

Custodian

U.S. Bank National Association

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Rodman L. Drake

Louis P. Salvatore

Edward A. Kuczmarski

Stuart A. McFarland

Heather Goldman

Kim G. Redding

Officers of the Funds

Kim G. Redding

Jonathan C. Tyras

Angela W. Ghantous

Brian F. Hurley

Seth Goldman

Chairman Audit Committee Chairman Trustee Trustee Trustee (Interested) Trustee (Interested) President Vice President Treasurer Secretary Cheif Compliance Officer (“CCO”)

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Funds’ proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

  Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

  Not applicable.

Item 6. Schedule of Investments.

  Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

  None.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

     (2)     A separate certification for each principal executive officer and principal financial officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3)      None.

(b)           A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Kim G. Redding
Kim G. Redding
President, Director and Principal Executive Officer

Date: September 5, 2013

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
President, Director and Principal Executive Officer

Date: September 5, 2013

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: September 5, 2013